Select Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Corporate Bonds (23.2%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.6%)
Barrick North America Finance LLC
5.700%, 5/30/41	1,290,000	1,476
5.750%, 5/1/43	827,000	960
DowDuPont, Inc.
4.205%, 11/15/23	1,641,000	1,717
4.725%, 11/15/28	1,112,000	1,201
5.419%, 11/15/48	1,223,000	1,388
Huntsman International LLC
4.500%, 5/1/29	2,144,000	2,137
5.125%, 11/15/22	894,000	933
International Paper Co.
4.350%, 8/15/48	928,000	868
Southern Copper Corp.
3.875%, 4/23/25	1,232,000	1,247
5.875%, 4/23/45	1,397,000	1,573
6.750%, 4/16/40	532,000	639
7.500%, 7/27/35	117,000	147
Suzano Austria
6.000%, 1/15/29 144A	688,000	733
Teck Resources, Ltd.
6.250%, 7/15/41	1,966,000	2,100
Westlake Chemical Corp.
5.000%, 8/15/46	622,000	606

Total		17,725

Communications (2.6%)
Amazon.com, Inc.
2.800%, 8/22/24	2,028,000	2,032
AT&T, Inc.
3.400%, 5/15/25	2,175,000	2,154
4.300%, 2/15/30	1,600,000	1,621
4.350%, 3/1/29	3,263,000	3,335
4.750%, 5/15/46	536,000	526
4.850%, 3/1/39	2,122,000	2,133
5.150%, 2/15/50	3,394,000	3,475
5.250%, 3/1/37	636,000	670
5.450%, 3/1/47	770,000	824
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.464%, 7/23/22	1,045,000	1,082
5.050%, 3/30/29	1,544,000	1,627
5.375%, 4/1/38	934,000	940
5.750%, 4/1/48	1,295,000	1,356
Comcast Corp.
3.300%, 10/1/20	6,064,000	6,122
3.450%, 10/1/21	4,872,000	4,969
3.700%, 4/15/24	5,836,000	6,030
3.950%, 10/15/25	1,935,000	2,025
4.000%, 3/1/48	1,624,000	1,595
4.150%, 10/15/28	2,438,000	2,570
4.600%, 10/15/38	2,273,000	2,437
4.950%, 10/15/58	1,886,000	2,084
Discovery Communications LLC
3.950%, 3/20/28	1,668,000	1,622
5.200%, 9/20/47	1,999,000	1,946

Corporate Bonds (23.2%)	Shares/ Par +	Value $ (000’s)
Communications continued
Fox Corp.
4.030%, 1/25/24 144A	1,137,000	1,180
4.709%, 1/25/29 144A	762,000	816
5.576%, 1/25/49 144A	1,219,000	1,380
Time Warner Cable LLC
6.550%, 5/1/37	756,000	836
Verizon Communications, Inc.
4.016%, 12/3/29 144A	1,120,000	1,157
4.125%, 8/15/46	3,149,000	3,057
4.272%, 1/15/36	1,023,000	1,036
4.329%, 9/21/28	2,923,000	3,099
4.400%, 11/1/34	2,318,000	2,415
4.522%, 9/15/48	1,072,000	1,102
4.672%, 3/15/55	556,000	569
5.500%, 3/16/47	1,579,000	1,851
Viacom, Inc.
5.850%, 9/1/43	903,000	982
Vodafone Group PLC
3.750%, 1/16/24	2,064,000	2,082
The Walt Disney Co.
4.125%, 6/1/44	557,000	594
4.950%, 10/15/45 144A	1,057,000	1,260
Warner Media, LLC
3.800%, 2/15/27	867,000	863
5.350%, 12/15/43	548,000	577
5.375%, 10/15/41	854,000	907

Total		78,938

Consumer, Cyclical (1.0%)
Alimentation Couche-Tard, Inc.
4.500%, 7/26/47 144A	196,000	184
Costco Wholesale Corp.
2.750%, 5/18/24	2,773,000	2,794
3.000%, 5/18/27	3,661,000	3,660
Delta Air Lines, Inc.
4.375%, 4/19/28	759,000	744
Ford Motor Co.
4.750%, 1/15/43	956,000	750
5.291%, 12/8/46	2,024,000	1,698
Ford Motor Credit Co. LLC
5.584%, 3/18/24	2,013,000	2,041
General Motors Co.
5.150%, 4/1/38	1,028,000	941
5.950%, 4/1/49	2,295,000	2,223
General Motors Financial Co., Inc.
5.650%, 1/17/29	1,452,000	1,501
The Home Depot, Inc.
4.500%, 12/6/48	1,602,000	1,779
Starbucks Corp.
3.800%, 8/15/25	114,000	118
4.500%, 11/15/48	44,000	45
Volkswagen Group of America Finance LLC
4.750%, 11/13/28 144A	398,000	401
Walmart, Inc.
3.550%, 6/26/25	2,807,000	2,915
3.700%, 6/26/28	7,304,000	7,690

Select Bond Portfolio

Corporate Bonds (23.2%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
4.050%, 6/29/48	558,000	595

Total		30,079

Consumer, Non-cyclical (4.7%)
Abbott Laboratories
3.400%, 11/30/23	601,000	614
3.750%, 11/30/26	1,962,000	2,039
3.875%, 9/15/25	445,000	466
4.900%, 11/30/46	2,245,000	2,596
AbbVie, Inc.
2.500%, 5/14/20	4,115,000	4,103
4.250%, 11/14/28	2,989,000	3,056
4.875%, 11/14/48	1,700,000	1,675
Altria Group, Inc.
4.400%, 2/14/26	1,151,000	1,185
4.800%, 2/14/29	1,703,000	1,757
Anheuser-Busch InBev Worldwide, Inc.
3.650%, 2/1/26 144A	2,229,000	2,237
4.150%, 1/23/25	3,363,000	3,506
4.900%, 1/23/31	1,904,000	2,052
4.900%, 2/1/46 144A	3,528,000	3,545
5.550%, 1/23/49	1,275,000	1,402
Avery Dennison Corp.
4.875%, 12/6/28	744,000	797
BAT Capital Corp.
2.297%, 8/14/20	1,641,000	1,625
2.764%, 8/15/22	1,731,000	1,703
4.540%, 8/15/47	1,249,000	1,095
Becton Dickinson and Co.
2.404%, 6/5/20	3,603,000	3,578
3.363%, 6/6/24	2,353,000	2,356
3.700%, 6/6/27	1,810,000	1,805
3.734%, 12/15/24	2,869,000	2,915
4.685%, 12/15/44	1,708,000	1,765
Boston Scientific Corp.
3.750%, 3/1/26	1,770,000	1,806
4.000%, 3/1/29	2,408,000	2,486
4.700%, 3/1/49	1,180,000	1,257
Celgene Corp.
2.750%, 2/15/23	3,852,000	3,817
2.875%, 2/19/21	1,068,000	1,067
3.900%, 2/20/28	1,108,000	1,132
Constellation Brands, Inc.
3.200%, 2/15/23	539,000	543
3.500%, 5/9/27	770,000	752
3.600%, 2/15/28	1,699,000	1,664
3.700%, 12/6/26	907,000	905
4.400%, 11/15/25	169,000	178
4.650%, 11/15/28	1,884,000	1,997
CVS Health Corp.
3.700%, 3/9/23	2,709,000	2,752
4.000%, 12/5/23	1,610,000	1,655
4.300%, 3/25/28	3,559,000	3,609
4.780%, 3/25/38	2,816,000	2,793
5.050%, 3/25/48	1,795,000	1,809
Danone SA
2.589%, 11/2/23 144A	1,062,000	1,040
2.947%, 11/2/26 144A	7,635,000	7,325
Edwards Lifesciences Corp.
4.300%, 6/15/28	1,731,000	1,817

Corporate Bonds (23.2%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Halfmoon Parent, Inc.
3.400%, 9/17/21 144A	2,433,000	2,459
3.750%, 7/15/23 144A	3,003,000	3,080
4.375%, 10/15/28 144A	2,414,000	2,502
4.800%, 8/15/38 144A	242,000	249
4.900%, 12/15/48 144A	543,000	562
Kraft Heinz Foods Co.
2.800%, 7/2/20	3,238,000	3,233
3.000%, 6/1/26	890,000	832
4.375%, 6/1/46	1,556,000	1,352
5.200%, 7/15/45	387,000	373
Mars, Inc.
3.600%, 4/1/34 144A	1,371,000	1,378
4.125%, 4/1/54 144A	1,371,000	1,411
Merck & Co., Inc.
3.400%, 3/7/29	1,925,000	1,977
4.000%, 3/7/49	1,815,000	1,884
Nestle Holdings, Inc.
3.100%, 9/24/21 144A	3,523,000	3,566
3.350%, 9/24/23 144A	3,234,000	3,333
3.500%, 9/24/25 144A	2,556,000	2,652
3.625%, 9/24/28 144A	1,251,000	1,305
3.900%, 9/24/38 144A	1,265,000	1,319
4.000%, 9/24/48 144A	1,652,000	1,735
Pfizer, Inc.
2.800%, 3/11/22	3,227,000	3,257
2.950%, 3/15/24	2,689,000	2,724
3.450%, 3/15/29	2,367,000	2,430
4.100%, 9/15/38	610,000	641
4.200%, 9/15/48	2,620,000	2,811
Reynolds American, Inc.
5.850%, 8/15/45	1,068,000	1,097
Sanofi
3.375%, 6/19/23	2,977,000	3,059
UnitedHealth Group, Inc.
3.500%, 2/15/24	1,798,000	1,852
3.700%, 12/15/25	1,197,000	1,243
4.450%, 12/15/48	894,000	974

Total		143,566

Energy (2.8%)
Anadarko Petroleum Corp.
4.850%, 3/15/21	970,000	1,006
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
3.500%, 12/1/22	1,237,000	1,250
5.200%, 12/1/47	1,535,000	1,537
BP Capital Markets America, Inc.
3.410%, 2/11/26	3,038,000	3,102
3.796%, 9/21/25	3,247,000	3,368
3.937%, 9/21/28	7,515,000	7,881
Cimarex Energy Co.
3.900%, 5/15/27	1,031,000	1,029
4.375%, 3/15/29	3,166,000	3,260
Devon Energy Corp.
5.600%, 7/15/41	1,764,000	1,959
Ecopetrol SA
5.875%, 5/28/45	1,043,000	1,081
Enbridge Energy Partners LP
7.375%, 10/15/45	615,000	855

Select Bond Portfolio

Corporate Bonds (23.2%)	Shares/ Par +	Value $ (000’s)
Energy continued
Enbridge, Inc.
2.900%, 7/15/22	2,295,000	2,289
Encana Corp.
6.500%, 2/1/38	1,668,000	1,960
6.625%, 8/15/37	1,001,000	1,183
Energy Transfer Operating LP
5.250%, 4/15/29	2,549,000	2,738
5.500%, 6/1/27	2,517,000	2,731
6.250%, 4/15/49	2,215,000	2,483
Energy Transfer Partners LP
6.125%, 12/15/45	1,330,000	1,449
6.500%, 2/1/42	597,000	664
Enterprise Products Operating LLC
3.750%, 2/15/25	1,077,000	1,109
EOG Resources, Inc.
2.625%, 3/15/23	3,363,000	3,340
HollyFrontier Corp.
5.875%, 4/1/26	1,406,000	1,502
Kinder Morgan Energy Partners LP
5.500%, 3/1/44	780,000	837
Kinder Morgan, Inc.
5.000%, 2/15/21 144A	3,301,000	3,414
5.550%, 6/1/45	1,471,000	1,610
Marathon Petroleum Corp.
4.750%, 9/15/44	1,170,000	1,167
MPLX LP
4.125%, 3/1/27	1,300,000	1,309
4.700%, 4/15/48	510,000	489
5.500%, 2/15/49	1,444,000	1,543
Murphy Oil Corp.
5.875%, 12/1/42	1,761,000	1,574
Newfield Exploration Co.
5.375%, 1/1/26	3,548,000	3,835
ONEOK, Inc.
4.350%, 3/15/29	3,000	3
Petroleos Mexicanos
2.460%, 12/15/25	4,493,300	4,475
6.350%, 2/12/48	3,007,000	2,651
6.750%, 9/21/47	2,051,000	1,887
Schlumberger Finance Canada, Ltd.
2.650%, 11/20/22 144A	2,169,000	2,165
Schlumberger Holdings Corp.
4.000%, 12/21/25 144A	2,985,000	3,079
Shell International Finance BV
3.250%, 5/11/25	2,297,000	2,341
3.500%, 11/13/23	1,802,000	1,864
The Williams Cos., Inc.
3.700%, 1/15/23	813,000	828
4.550%, 6/24/24	1,326,000	1,400
5.750%, 6/24/44	662,000	729

Total		84,976

Financial (6.3%)
AIB Group PLC
4.750%, 10/12/23 144A	3,334,000	3,445
Air Lease Corp.
3.625%, 4/1/27	956,000	900
3.625%, 12/1/27	2,825,000	2,642
American International Group, Inc.
4.200%, 4/1/28	1,659,000	1,687
4.375%, 1/15/55	832,000	747

Corporate Bonds (23.2%)	Shares/ Par +	Value $ (000’s)
Financial continued
4.500%, 7/16/44	928,000	890
6.250%, 5/1/36	1,004,000	1,154
Banco Santander SA
3.800%, 2/23/28	3,400,000	3,300
4.379%, 4/12/28	1,000,000	1,014
Bank of America Corp.
3.248%, 10/21/27	82,000	80
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	11,727,000	11,478
3.458%, (ICE LIBOR USD 3 Month plus 0.970%), 3/15/25	8,030,000	8,114
3.705%, (ICE LIBOR USD 3 Month plus 1.512%), 4/24/28	1,821,000	1,831
3.974%, (ICE LIBOR USD 3 Month plus 1.210%), 2/7/30	1,025,000	1,046
4.244%, (3 Month LIBOR plus 1.814%), 4/24/38	1,192,000	1,226
Barclays PLC 4.610%, (ICE LIBOR USD 3 Month plus 1.400%), 2/15/23	2,298,000	2,348
BB&T Corp.
3.050%, 6/20/22	3,753,000	3,775
3.875%, 3/19/29	4,183,000	4,230
Boston Properties LP
4.500%, 12/1/28	2,174,000	2,315
Brighthouse Financial, Inc.
3.700%, 6/22/27	1,112,000	1,003
Canadian Imperial Bank of Commerce
3.100%, 4/2/24	6,003,000	5,979
Capital One Financial Corp.
3.800%, 1/31/28	1,080,000	1,067
4.250%, 4/30/25	2,509,000	2,606
Citigroup, Inc.
3.200%, 10/21/26	8,756,000	8,583
3.668%, (ICE LIBOR USD 3 Month plus 1.390%), 7/24/28	1,110,000	1,108
3.980%, (ICE LIBOR USD 3 Month plus 1.338%), 3/20/30	3,195,000	3,251
Crown Castle International Corp.
5.200%, 2/15/49	1,218,000	1,284
Danske Bank A/S
3.875%, 9/12/23 144A	2,497,000	2,454
GLP Capital LP / GLP Financing II, Inc.
5.300%, 1/15/29	2,134,000	2,241
The Goldman Sachs Group, Inc.
2.876%, (ICE LIBOR USD 3 Month plus 0.821%), 10/31/22	1,183,000	1,173
3.500%, 11/16/26	3,754,000	3,707
3.625%, 2/20/24	1,073,000	1,084
4.411%, (ICE LIBOR USD 3 Month plus 1.430%), 4/23/39	2,914,000	2,928
HSBC Holdings PLC
3.803%, (ICE LIBOR USD 3 Month plus 1.211%), 3/11/25	7,628,000	7,744
4.583%, (ICE LIBOR USD 3 Month plus 1.535%), 6/19/29	1,330,000	1,400
JPMorgan Chase & Co.
3.207%, (ICE LIBOR USD 3 Month plus 0.695%), 4/1/23	6,956,000	7,001
3.882%, (3 Month LIBOR plus 1.360%), 7/24/38	3,912,000	3,845

Select Bond Portfolio

Corporate Bonds (23.2%)	Shares/ Par +	Value $ (000’s)
Financial continued
4.005%, (ICE LIBOR USD 3 Month plus 1.120%), 4/23/29	2,142,000	2,202
4.023%, (ICE LIBOR USD 3 Month plus 1.000%), 12/5/24	6,279,000	6,519
Lazard Group LLC
4.375%, 3/11/29	339,000	342
4.500%, 9/19/28	2,219,000	2,286
Liberty Mutual Group, Inc.
4.250%, 6/15/23 144A	240,000	249
4.569%, 2/1/29 144A	3,013,000	3,137
Lloyds Banking Group PLC
3.900%, 3/12/24	3,701,000	3,749
4.344%, 1/9/48	1,048,000	946
Mid-America Apartments LP
3.600%, 6/1/27	752,000	748
3.750%, 6/15/24	2,647,000	2,698
3.950%, 3/15/29	482,000	490
4.000%, 11/15/25	1,357,000	1,398
4.300%, 10/15/23	1,134,000	1,182
Mitsubishi UFJ Financial Group, Inc.
3.218%, 3/7/22	4,860,000	4,897
3.407%, 3/7/24	4,887,000	4,954
Morgan Stanley
2.750%, 5/19/22	13,000	13
PNC Bank NA
3.500%, 6/8/23	1,445,000	1,487
The PNC Financial Services Group, Inc.
3.500%, 1/23/24	4,317,000	4,435
Prudential Financial, Inc.
4.350%, 2/25/50	4,434,000	4,590
4.600%, 5/15/44	547,000	582
Public Storage
3.094%, 9/15/27	2,335,000	2,277
Regency Centers LP
3.600%, 2/1/27	1,077,000	1,072
4.125%, 3/15/28	750,000	771
Royal Bank of Scotland Group PLC
4.892%, (ICE LIBOR USD 3 Month plus 1.754%), 5/18/29	1,905,000	1,979
5.076%, (ICE LIBOR USD 3 Month plus 1.905%), 1/27/30	1,314,000	1,384
Santander UK Group Holdings PLC
4.796%, (ICE LIBOR USD 3 Month plus 1.570%), 11/15/24	1,109,000	1,142
SITE Centers Corp.
4.250%, 2/1/26	495,000	499
4.625%, 7/15/22	943,000	972
Store Capital Corp.
4.500%, 3/15/28	4,168,000	4,206
4.625%, 3/15/29	1,393,000	1,413
Synchrony Financial
4.375%, 3/19/24	1,566,000	1,587
5.150%, 3/19/29	2,249,000	2,283
Tanger Properties LP
3.750%, 12/1/24	1,312,000	1,291
3.875%, 12/1/23	1,446,000	1,453
Torchmark Corp.
4.550%, 9/15/28	3,247,000	3,431
UBS Group Funding Jersey, Ltd.
2.650%, 2/1/22 144A	2,848,000	2,823

Corporate Bonds (23.2%)	Shares/ Par +	Value $ (000’s)
Financial continued
Ventas Realty LP
4.875%, 4/15/49	1,078,000	1,129
Voya Financial, Inc.
3.125%, 7/15/24	957,000	943
Westpac Banking Corp.
3.300%, 2/26/24	2,696,000	2,727
Willis North America, Inc.
4.500%, 9/15/28	3,363,000	3,500

Total		194,466

Industrial (1.8%)
The Boeing Co.
3.500%, 3/1/39	1,152,000	1,105
3.550%, 3/1/38	468,000	451
3.850%, 11/1/48	215,000	214
Burlington Northern Santa Fe LLC
4.900%, 4/1/44	609,000	699
Crowley Conro LLC
4.181%, 8/15/43	1,530,760	1,636
CSX Corp.
4.250%, 3/15/29	1,094,000	1,163
4.750%, 11/15/48	770,000	837
FedEx Corp.
4.550%, 4/1/46	1,192,000	1,151
4.950%, 10/17/48	2,024,000	2,086
General Electric Co.
4.500%, 3/11/44	2,949,000	2,699
5.875%, 1/14/38	1,339,000	1,426
Ingersoll-Rand Luxembourg Finance SA
3.500%, 3/21/26	1,748,000	1,764
3.800%, 3/21/29	2,326,000	2,361
Lockheed Martin Corp.
4.070%, 12/15/42	1,899,000	1,936
4.090%, 9/15/52	899,000	915
Northrop Grumman Corp.
2.550%, 10/15/22	3,496,000	3,463
2.930%, 1/15/25	159,000	157
3.250%, 8/1/23	3,225,000	3,265
3.250%, 1/15/28	1,481,000	1,457
Union Pacific Corp.
2.950%, 3/1/22	3,063,000	3,088
3.150%, 3/1/24	2,352,000	2,388
3.700%, 3/1/29	3,570,000	3,670
4.300%, 3/1/49	2,890,000	2,988
United Technologies Corp.
3.650%, 8/16/23	4,141,000	4,252
3.950%, 8/16/25	1,557,000	1,618
4.125%, 11/16/28	2,050,000	2,136
4.450%, 11/16/38	1,445,000	1,496
4.625%, 11/16/48	1,192,000	1,268
Valmont Industries, Inc.
5.000%, 10/1/44	1,045,000	983
5.250%, 10/1/54	31,000	29
Wabtec Corp.
4.400%, 3/15/24	1,779,000	1,809
4.950%, 9/15/28	2,358,000	2,392

Total		56,902

Select Bond Portfolio

Corporate Bonds (23.2%)	Shares/ Par +	Value $ (000’s)
Technology (1.6%)
Apple, Inc.
2.850%, 5/11/24	2,028,000	2,035
3.200%, 5/13/25	670,000	682
3.200%, 5/11/27	4,052,000	4,089
4.250%, 2/9/47	1,495,000	1,598
4.375%, 5/13/45	1,001,000	1,091
4.500%, 2/23/36	1,081,000	1,212
Broadcom, Inc.
4.250%, 4/15/26 144A	6,849,000	6,798
4.750%, 4/15/29 144A	2,740,000	2,727
Fiserv, Inc.
4.200%, 10/1/28	186,000	192
Hewlett Packard Enterprise Co.
6.350%, 10/15/45	1,601,000	1,680
International Business Machines Corp.
4.700%, 2/19/46	1,027,000	1,124
Lam Research Corp.
3.750%, 3/15/26	1,758,000	1,790
4.000%, 3/15/29	4,182,000	4,266
4.875%, 3/15/49	1,445,000	1,527
Microsoft Corp.
3.300%, 2/6/27	2,175,000	2,236
4.000%, 2/12/55	1,423,000	1,493
4.100%, 2/6/37	1,775,000	1,933
4.250%, 2/6/47	1,811,000	2,023
4.500%, 2/6/57	1,308,000	1,507
NXP BV / NXP Funding LLC
4.625%, 6/1/23 144A	2,351,000	2,442
4.875%, 3/1/24 144A	1,303,000	1,375
5.350%, 3/1/26 144A	1,108,000	1,192
5.550%, 12/1/28 144A	5,000	5
Oracle Corp.
2.625%, 2/15/23	1,464,000	1,464
2.950%, 11/15/24	783,000	785
3.800%, 11/15/37	801,000	802
Texas Instruments, Inc.
3.875%, 3/15/39	1,609,000	1,669

Total		49,737

Utilities (1.8%)
Alliant Energy Finance LLC
4.250%, 6/15/28 144A	65,000	67
American Transmission Systems, Inc.
5.000%, 9/1/44 144A	213,000	233
Appalachian Power Co.
3.300%, 6/1/27	712,000	704
CenterPoint Energy, Inc.
2.500%, 9/1/22	221,000	216
3.850%, 2/1/24	747,000	762
4.250%, 11/1/28	1,612,000	1,671
Commonwealth Edison Co.
4.000%, 3/1/49	2,059,000	2,108
Dominion Energy Gas Holdings LLC
4.800%, 11/1/43	155,000	166
Dominion Resources, Inc.
1.600%, 8/15/19	2,046,000	2,036
2.000%, 8/15/21	1,557,000	1,520
Duke Energy Corp.
1.800%, 9/1/21	2,335,000	2,279
Duke Energy Indiana LLC
3.750%, 5/15/46	530,000	517

Corporate Bonds (23.2%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Duke Energy Progress LLC
3.450%, 3/15/29	1,756,000	1,799
Electricite de France SA
4.875%, 9/21/38 144A	1,830,000	1,868
5.000%, 9/21/48 144A	1,077,000	1,111
Emera US Finance LP
4.750%, 6/15/46	1,673,000	1,739
FirstEnergy Corp.
4.850%, 7/15/47	103,000	111
FirstEnergy Transmission LLC
4.550%, 4/1/49 144A	212,000	217
5.450%, 7/15/44 144A	459,000	519
Fortis, Inc.
3.055%, 10/4/26	531,000	508
Indiana Michigan Power Co.
4.550%, 3/15/46	1,090,000	1,167
IPALCO Enterprises, Inc.
3.700%, 9/1/24	2,037,000	2,051
Kansas City Power & Light Co.
4.125%, 4/1/49	266,000	276
Louisville Gas & Electric Co.
4.250%, 4/1/49	531,000	559
Metropolitan Edison Co.
4.300%, 1/15/29 144A	1,962,000	2,055
Mid-Atlantic Interstate Transmission LLC
4.100%, 5/15/28 144A	2,122,000	2,178
Mississippi Power Co.
3.950%, 3/30/28	2,718,000	2,753
NextEra Energy Capital Holdings, Inc.
3.150%, 4/1/24	2,319,000	2,331
3.500%, 4/1/29	1,165,000	1,164
PacifiCorp
4.150%, 2/15/50	1,287,000	1,336
PPL Capital Funding, Inc.
3.100%, 5/15/26	1,601,000	1,545
San Diego Gas & Electric Co.
4.150%, 5/15/48	750,000	753
Sempra Energy
2.900%, 2/1/23	1,113,000	1,097
3.400%, 2/1/28	613,000	592
4.000%, 2/1/48	2,269,000	2,070
Southern California Edison Co.
3.500%, 10/1/23	894,000	889
3.650%, 3/1/28	224,000	220
3.700%, 8/1/25	1,281,000	1,274
4.000%, 4/1/47	191,000	179
4.125%, 3/1/48	4,970,000	4,764
The Southern Co.
4.400%, 7/1/46	1,609,000	1,622
Southwestern Electric Power Co.
3.850%, 2/1/48	458,000	432
3.900%, 4/1/45	712,000	674
Union Electric Co.
3.500%, 3/15/29	2,143,000	2,199

Total		54,331

Total Corporate Bonds (Cost: $693,158)		710,720

Select Bond Portfolio

Governments (28.5%)	Shares/ Par +	Value $ (000’s)
Governments (28.5%)
Colombia Government International Bond
5.200%, 5/15/49	1,715,000	1,845
Korea International Bond
3.500%, 9/20/28	1,870,000	1,945
3.875%, 9/20/48	1,090,000	1,165
Republic of Indonesia
4.450%, 2/11/24	1,305,000	1,360
Republic of Paraguay
5.400%, 3/30/50 144A	3,165,000	3,315
State of Qatar
3.375%, 3/14/24 144A	5,449,000	5,501
4.817%, 3/14/49 144A	1,632,000	1,716
United Mexican States
4.500%, 4/22/29	5,203,000	5,388
4.600%, 2/10/48	3,247,000	3,137
US Treasury
1.125%, 2/28/21	26,517,000	25,939
1.375%, 9/30/20 b	54,739,000	53,950
1.500%, 7/15/20	12,968,000	12,826
1.500%, 1/31/22	4,200,000	4,116
1.625%, 8/31/22	1,923,000	1,885
1.625%, 11/15/22	3,891,000	3,811
1.625%, 4/30/23	5,923,000	5,783
1.625%, 2/15/26	38,634,000	36,936
2.000%, 8/31/21	20,082,000	19,962
2.000%, 8/15/25	26,572,000	26,096
2.000%, 10/31/22	49,306,000	48,928
2.000%, 11/15/26	22,600,000	22,065
2.125%, 1/31/21	26,695,000	26,609
2.125%, 3/31/24	30,390,000	30,236
2.250%, 3/31/21	5,699,000	5,697
2.250%, 11/15/25	10,924,000	10,880
2.250%, 8/15/27	50,072,000	49,636
2.375%, 4/15/21	12,094,000	12,118
2.375%, 3/15/22	9,074,000	9,117
2.375%, 2/29/24	4,143,000	4,172
2.500%, 6/30/20	2,840,000	2,844
2.500%, 2/28/21	18,408,000	18,482
2.500%, 1/15/22	22,975,000	23,138
2.500%, 2/15/22	2,386,000	2,404
2.500%, 2/28/26	6,821,000	6,902
2.625%, 7/31/20	55,978,000	56,162
2.625%, 5/15/21	34,571,000	34,819
2.625%, 2/15/29	11,254,000	11,473
2.750%, 8/15/47	12,722,000	12,571
2.750%, 11/15/47	40,245,000	39,761
2.750%, 9/30/20	17,967,000	18,072
2.750%, 2/15/24	10,504,000	10,750
2.875%, 10/15/21	8,098,000	8,223
2.875%, 8/15/28	26,369,000	27,426
3.000%, 2/15/48	15,711,000	16,295
3.000%, 8/15/48	39,414,000	40,895
3.000%, 2/15/49	38,029,000	39,480
3.125%, 11/15/28	22,401,000	23,786
3.375%, 11/15/48	8,298,000	9,256
3.750%, 11/15/43	24,734,000	29,058
6.250%, 8/15/23	6,750,000	7,870

Total		875,801

Total Governments (Cost: $863,098)		875,801

Municipal Bonds (0.5%)	Shares/ Par +	Value $ (000’s)
Municipal Bonds (0.5%)
County of Clark Department of Aviation
6.820%, 7/1/45 RB	1,780,000	2,692
Los Angeles Community College District, Series 2010-E
6.750%, 8/1/49 GO	2,600,000	3,930
North Texas Tollway Authority, Series 2009-B
6.718%, 1/1/49 RB	1,950,000	2,902
The Ohio State University
4.800%, 6/1/11 RB	1,070,000	1,237
Port Authority of New York & New Jersey
4.458%, 10/1/62 RB	3,540,000	3,966
State of California, Series 2010
7.600%, 11/1/40 GO	850,000	1,320
State of Illinois
5.100%, 6/1/33 GO	545,000	535

Total Municipal Bonds (Cost: $15,718)		16,582

Structured Products (50.7%)
Asset Backed Securities (10.8%)
Ally Auto Receivables Trust, Series 2015-2, Class A4
1.840%, 6/15/20	385,647	386
American Express Credit Account Master Trust, Series 2019-1, Class A
2.870%, 10/15/24	4,857,000	4,903
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A3
3.070%, 12/19/22	1,368,000	1,375
Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A
3.070%, 9/20/23 144A	1,041,000	1,042
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A
3.450%, 3/20/23 144A	5,093,000	5,147
Capital Auto Receivables Asset Trust, Series 2016-1, Class A4
1.980%, 10/20/20	772,355	771
Capital Auto Receivables Asset Trust, Series 2016-2, Class A4
1.630%, 1/20/21	600,602	599
College Ave Student Loans, Series 2017-A, Class A1
4.156%, (ICE LIBOR USD 1 Month plus 1.650%), 11/26/46 144A	2,100,030	2,147
College Avenue Student Loans LLC, Series 2018-A, Class A2
4.130%, 12/26/47 144A	927,144	965
Ford Credit Auto Owner Trust, Series 2017-2, Class A
2.360%, 3/15/29 144A	5,238,000	5,153
Ford Credit Auto Owner Trust, Series 2017-A, Class A4
1.920%, 4/15/22	2,037,000	2,016
Ford Credit Auto Owner Trust, Series 2017- REV1, Class A
2.620%, 8/15/28 144A	1,371,000	1,363
Ford Credit Auto Owner Trust, Series 2018-1, Class A
3.190%, 7/15/31 144A	4,465,000	4,470

Select Bond Portfolio

Structured Products (50.7%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Ford Credit Auto Owner Trust, Series 2018-2, Class A
3.470%, 1/15/30 144A	4,544,000	4,625
Ford Credit Auto Owner Trust, Series 2019- REV1, Class A
3.520%, 7/15/30 144A	6,096,000	6,216
Hertz Vehicle Financing II LP, Series 2015-1A, Class A
2.730%, 3/25/21 144A	8,423,000	8,397
Hertz Vehicle Financing II LP, Series 2019-1A, Class A
3.710%, 3/25/23 144A	4,653,000	4,711
Hertz Vehicle Financing LLC, Series 2015-3A, Class A
2.670%, 9/25/21 144A	2,783,000	2,764
Hertz Vehicle Financing LLC, Series 2016-2A, Class A
2.950%, 3/25/22 144A	2,191,000	2,182
Hertz Vehicle Financing LLC, Series 2016-3A, Class B
3.110%, 7/25/20 144A	1,173,000	1,172
Hertz Vehicle Financing LLC, Series 2016-4, Class A
2.650%, 7/25/22 144A	432,000	427
Hertz Vehicle Financing LLC, Series 2017-1A, Class A
2.960%, 10/25/21 144A	3,034,000	3,024
Hertz Vehicle Financing LLC, Series 2017-2A, Class A
3.290%, 10/25/23 144A	2,280,000	2,278
Hertz Vehicle Financing LLC, Series 2018-2A, Class A
3.650%, 6/27/22 144A	2,855,000	2,881
Hertz Vehicle Financing LLC, Series 2018-3A, Class A
4.030%, 7/25/24 144A	3,072,000	3,149
Naviant Student Loan Trust, Series 2016-1A, Class A
3.186%, (ICE LIBOR USD 1 Month plus 0.700%), 2/25/70 144A	4,176,072	4,165
Navient Private Education Loan Trust, Series 2014-AA, Class A3
4.084%, (ICE LIBOR USD 1 Month plus 1.600%), 10/15/31 144A	3,434,000	3,533
Navient Private Education Loan Trust, Series 2014-CTA, Class A
3.184%, (ICE LIBOR USD 1 Month plus 0.700%), 9/16/24 144A	735,208	736
Navient Private Education Loan Trust, Series 2015-CA, Class B
3.250%, 5/15/40 144A	1,648,439	1,648
Navient Private Education Loan Trust, Series 2018-BA, Class A2A
3.610%, 12/15/59 144A	2,429,000	2,474
Navient Private Education Refi Loan Trust, Series 2018-A, Class A2
3.190%, 2/18/42 144A	1,163,000	1,166
Navient Private Education Refi Loan Trust, Series 2018-C, Class A2
3.520%, 6/16/42 144A	1,296,000	1,313

Structured Products (50.7%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navient Private Education Refi Loan Trust, Series 2018-DA, Class A2A
4.000%, 12/15/59 144A	5,609,000	5,821
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A
3.420%, 1/15/43 144A	6,511,000	6,604
Navient Student Loan Trust, Series 2014-1, Class A3
2.996%, (ICE LIBOR USD 1 Month plus 0.510%), 6/25/31	2,398,708	2,381
Navient Student Loan Trust, Series 2015-1, Class A2
3.086%, (ICE LIBOR USD 1 Month plus 0.600%), 4/25/40	6,978,260	6,961
Navient Student Loan Trust, Series 2016-3A, Class A2
3.336%, (ICE LIBOR USD 1 Month plus 0.850%), 6/25/65 144A	1,177,457	1,183
Navient Student Loan Trust, Series 2016-AA, Class A2B
4.634%, (ICE LIBOR USD 1 Month plus 2.150%), 12/15/45 144A	1,578,617	1,637
Navient Student Loan Trust, Series 2017-5A, Class A
3.290%, (ICE LIBOR USD 1 Month plus 0.800%), 7/26/66 144A	2,220,721	2,223
Navient Student Loan Trust, Series 2017-A, Class A2B
3.384%, (ICE LIBOR USD 1 Month plus 0.900%), 12/16/58 144A	4,642,000	4,634
Navient Student Loan Trust, Series 2019 EA, Class A2
4.000%, 12/15/59 144A	3,615,000	3,762
Navient Student Loan Trust, Series 2019-BA, Class A2A
3.390%, 12/15/59 144A	4,423,000	4,423
Nelnet Student Loan Trust, Series 2004-3, Class A5
2.951%, (ICE LIBOR USD 3 Month plus 0.180%), 10/27/36	539,559	530
Nelnet Student Loan Trust, Series 2004-4, Class A5
2.931%, (ICE LIBOR USD 3 Month plus 0.160%), 1/25/37	4,507,328	4,432
Nelnet Student Loan Trust, Series 2005-1, Class A5
2.881%, (ICE LIBOR USD 3 Month plus 0.110%), 10/25/33	8,407,889	8,311
Nelnet Student Loan Trust, Series 2005-2, Class A5
2.924%, (ICE LIBOR USD 3 Month plus 0.100%), 3/23/37	10,499,517	10,408
Nelnet Student Loan Trust, Series 2005-3, Class A5
2.727%, (ICE LIBOR USD 3 Month plus 0.120%), 12/24/35	9,723,104	9,680
Nelnet Student Loan Trust, Series 2005-4, Class A4
3.004%, (ICE LIBOR USD 3 Month plus 0.180%), 3/22/32	1,551,913	1,502

Select Bond Portfolio

Structured Products (50.7%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Nelnet Student Loan Trust, Series 2010-2A, Class A
3.672%, (ICE LIBOR USD 3 Month plus 0.850%), 9/25/48 144A	8,998,690	9,018
Nelnet Student Loan Trust, Series 2012-4A, Class A
3.190%, (ICE LIBOR USD 1 Month plus 0.700%), 9/27/38 144A	7,313,767	7,303
Nelnet Student Loan Trust, Series 2014-1A, Class A
3.060%, (ICE LIBOR USD 1 Month plus 0.570%), 9/25/41 144A	1,240,471	1,237
Nelnet Student Loan Trust, Series 2015-2A, Class A2
3.086%, (ICE LIBOR USD 1 Month plus 0.600%), 9/25/47 144A	3,048,511	3,033
Nelnet Student Loan Trust, Series 2016-1A, Class A
3.290%, (ICE LIBOR USD 1 Month plus 0.800%), 9/25/65 144A	4,356,487	4,371
Nelnet Student Loan Trust, Series 2017-2A, Class A
3.260%, (ICE LIBOR USD 1 Month plus 0.770%), 9/25/65 144A	4,545,093	4,562
Nelnet Student Loan Trust, Series 2017-3A, Class A
3.340%, (ICE LIBOR USD 1 Month plus 0.850%), 2/25/66 144A	2,803,013	2,793
Nelnet Student Loan Trust, Series 2018-3A, Class A2
2.930%, (ICE LIBOR USD 1 Month plus 0.440%), 9/27/66 144A	1,506,000	1,501
SLM Private Education Loan Trust, Series 2013-B, Class A2B
3.584%, (ICE LIBOR USD 1 Month plus 1.100%), 6/17/30 144A	156,368	157
SLM Student Loan Trust, Series 2003-1, Class A5C
3.361%, (ICE LIBOR USD 3 Month plus 0.750%), 12/15/32 144A	1,635,187	1,591
SLM Student Loan Trust, Series 2004-10, Class A7A
3.371%, (ICE LIBOR USD 3 Month plus 0.600%), 10/25/29 144A	6,428,000	6,425
SLM Student Loan Trust, Series 2006-1, Class A5
2.881%, (ICE LIBOR USD 3 Month plus 0.110%), 7/26/21	6,601,395	6,518
SLM Student Loan Trust, Series 2006-10, Class A6
2.921%, (ICE LIBOR USD 3 Month plus 0.150%), 3/25/44	10,952,000	10,569
SLM Student Loan Trust, Series 2006-3, Class A5
2.871%, (ICE LIBOR USD 3 Month plus 0.100%), 1/25/21	3,770,016	3,736
SLM Student Loan Trust, Series 2007-2, Class A4
2.831%, (ICE LIBOR USD 3 Month plus 0.060%), 7/25/22	5,940,648	5,826

Structured Products (50.7%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SLM Student Loan Trust, Series 2012-1, Class A3
3.436%, (ICE LIBOR USD 1 Month plus 0.950%), 9/25/28	6,952,166	6,918
SLM Student Loan Trust, Series 2012-2, Class A
3.186%, (ICE LIBOR USD 1 Month plus 0.700%), 1/25/29	5,971,974	5,882
SLM Student Loan Trust, Series 2012-6, Class A3
3.236%, (ICE LIBOR USD 1 Month plus 0.750%), 5/26/26	2,745,674	2,718
SMB Private Education Loan Trust, Series 2015-A, Class A2B
3.484%, (ICE LIBOR USD 1 Month plus 1.000%), 6/15/27 144A	2,398,970	2,413
SMB Private Education Loan Trust, Series 2015-C, Class A2B
3.884%, (ICE LIBOR USD 1 Month plus 1.400%), 7/15/27 144A	1,101,249	1,117
SMB Private Education Loan Trust, Series 2016-A, Class A2A
2.700%, 5/15/31 144A	4,807,553	4,782
SMB Private Education Loan Trust, Series 2016-A, Class A2B
3.984%, (ICE LIBOR USD 1 Month plus 1.500%), 5/15/31 144A	6,476,872	6,601
SMB Private Education Loan Trust, Series 2016-B, Class A2A
2.430%, 2/17/32 144A	2,358,520	2,321
SMB Private Education Loan Trust, Series 2016-B, Class A2B
3.934%, (ICE LIBOR USD 1 Month plus 1.450%), 2/17/32 144A	6,442,261	6,550
SMB Private Education Loan Trust, Series 2016-C, Class A2A
2.340%, 9/15/34 144A	5,372,841	5,269
SMB Private Education Loan Trust, Series 2016-C, Class A2B
3.584%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	2,619,325	2,632
SMB Private Education Loan Trust, Series 2017-A, Class A2B
3.384%, (ICE LIBOR USD 1 Month plus 0.900%), 9/15/34 144A	1,940,259	1,944
SMB Private Education Loan Trust, Series 2017-B, Class A2B
3.234%, (ICE LIBOR USD 1 Month plus 0.750%), 10/15/35 144A	4,236,000	4,237
SMB Private Education Loan Trust, Series 2018-A, Class A2B
3.284%, (ICE LIBOR USD 1 Month plus 0.800%), 2/15/36 144A	1,332,000	1,330
SMB Private Education Loan Trust, Series 2018-C, Class A2A
3.630%, 11/15/35 144A	1,042,000	1,070
SMB Private Education Loan Trust, Series 2018-C, Class A2B
3.234%, (ICE LIBOR USD 1 Month plus 0.750%), 11/15/35 144A	2,684,000	2,677

Select Bond Portfolio

Structured Products (50.7%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SMB Private Education Loan Trust, Series 2019-A, Class A2A
3.440%, 7/15/36 144A	4,978,000	5,054
SoFi Professional Loan Program LLC, Series 2016-A, Class A2
2.760%, 12/26/36 144A	1,747,498	1,736
SoFi Professional Loan Program LLC, Series 2016-D, Class A1
3.440%, (ICE LIBOR USD 1 Month plus 0.950%), 1/25/39 144A	348,036	350
SoFi Professional Loan Program LLC, Series 2016-E, Class A1
3.340%, (ICE LIBOR USD 1 Month plus 0.850%), 7/25/39 144A	770,182	773
SoFi Professional Loan Program LLC, Series 2017-A, Class A1
3.190%, (ICE LIBOR USD 1 Month plus 0.700%), 3/26/40 144A	733,850	736
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX
2.650%, 9/25/40 144A	356,000	352
SoFi Professional Loan Program LLC, Series 2017-E, Class A1
2.990%, (ICE LIBOR USD 1 Month plus 0.500%), 11/26/40 144A	585,692	586
SoFi Professional Loan Program LLC, Series 2017-E, Class A2B
2.720%, 11/26/40 144A	5,282,000	5,222
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX
3.340%, 8/26/47 144A	4,753,000	4,806
Sofi Professional Loan Program LLC, Series 2019-A, Class A2FX
3.690%, 6/15/48 144A	1,513,000	1,555
Synchrony Card Funding LLC, Series 2019-A1, Class A
2.950%, 3/17/25	5,799,000	5,835
Verizon Owner Trust, Series 2019-A, Class A1A
2.930%, 9/20/23	1,696,000	1,709
World Financial Network Credit Card Master Trust, Series 2016-A, Class A
2.030%, 4/15/25	5,825,000	5,732
World Financial Network Credit Card Master Trust, Series 2016-C, Class A
1.720%, 8/15/23	2,018,000	2,006
World Financial Network Credit Card Master Trust, Series 2019-A, Class A
3.140%, 12/15/25	805,000	812
World Omni Auto Receivables Trust, Series 2016-A, Class A4
1.950%, 5/16/22	3,212,000	3,187

Total		329,242

Mortgage Securities (39.9%)
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class A1
3.667%, (AFC), 3/25/49 144A	2,112,000	2,111
Asset Securitization Corp., Series 1997-D5, Class PS1
1.837%, (CSTR), 2/14/43 IO	194,438	1

Structured Products (50.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Benchmark Mortgage Trust, Series 2018-B1, Class ASB
3.602%, (AFC), 1/15/51	854,000	883
Benchmark Mortgage Trust, Series 2019-B10, Class A3
3.455%, 3/15/62	2,273,000	2,319
Benchmark Mortgage Trust, Series 2019-B9, Class A4
3.750%, 3/15/52	2,381,000	2,479
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1
3.613%, (AFC), 10/26/48 144A	1,401,000	1,401
CD Commercial Mortgage Trust, Series 2017-CD6, Class ASB
3.332%, 11/13/50	2,821,000	2,862
CD Mortgage Trust, Series 2017-CD4, Class A4
3.514%, (AFC), 5/10/50	1,610,000	1,651
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A1
1.793%, (CSTR, AFC), 1/10/48	837,972	830
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4
3.283%, (EXE), 5/10/58	1,496,000	1,494
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB
3.091%, 5/10/58	1,508,000	1,518
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2
3.585%, (CSTR), 12/10/54	1,536,000	1,575
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3
3.838%, (AFC, EXE), 12/10/54	2,087,000	2,173
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A1
1.964%, 6/15/50	700,804	692
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.367%, 6/15/50	1,226,000	1,249
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class A1
1.443%, 8/10/49	586,434	577
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class ASB
2.622%, 8/10/49	1,967,000	1,946
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2017-C6, Class ASB
3.121%, 6/10/50	694,000	700
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class ASB
3.317%, 5/10/50	1,173,000	1,190
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AS
3.457%, 4/10/48	730,000	740
Citigroup Mortgage Loan Trust, Series 2005-1, Class 3A1
6.500%, 4/25/35	171,398	176

Select Bond Portfolio

Structured Products (50.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
COLT Mortgage Loan Trust, Series 2019-1, Class A1
3.705%, (AFC), 3/25/49 144A	2,173,042	2,181
COLT Mortgage Loan Trust, Series 2019-2, Class A1
3.337%, (AFC), 5/25/49 144A	3,923,000	3,923
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3
2.822%, 10/15/45	1,206,640	1,201
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class A2
1.801%, 10/15/45	352,035	343
Commercial Mortgage Pass Through Certificates, Series 2013-CR10, Class A2
2.972%, 8/10/46	49,769	50
Commercial Mortgage Pass Through Certificates, Series 2013-CR12, Class A4
4.046%, 10/10/46	1,225,000	1,280
Commercial Mortgage Pass Through Certificates, Series 2014-UBS4, Class AM
3.968%, 8/10/47	1,676,000	1,720
Commercial Mortgage Pass Through Certificates, Series 2014-UBS6, Class A5
3.644%, 12/10/47	2,228,000	2,303
Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5
3.350%, 2/10/48	1,756,000	1,780
Commercial Mortgage Pass Through Certificates, Series 2016-C0R1, Class ASB
2.972%, 10/10/49	1,155,000	1,151
Credit Suisse Mortgage Trust, Series 2013- IVR4, Class A6
2.500%, (AFC), 7/25/43 144A	2,647,009	2,612
Credit Suisse Mortgage Trust, Series 2016- NXSR, Class A4
3.795%, (AFC), 12/15/49	3,359,000	3,478
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A4
3.504%, 6/15/57	1,587,000	1,624
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.718%, 8/15/48	1,597,000	1,653
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4
3.807%, 11/15/48	3,194,000	3,321
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class ASB
3.532%, 11/15/48	582,000	596
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class A4
4.053%, 3/15/52	1,586,000	1,678
Federal Home Loan Mortgage Corp.
3.000%, 3/15/44	7,788,251	7,771
3.500%, 5/1/46	6,810,120	6,938
3.500%, 6/1/46	1,525,501	1,555
3.500%, 12/1/47	1,097,812	1,118
3.500%, 2/1/48	12,948,005	13,208
3.500%, 3/1/48	10,385,483	10,576
3.500%, 9/1/48	1,356,017	1,378
3.500%, 11/1/48	1,364,192	1,386

Structured Products (50.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
3.859%, (ICE LIBOR USD 12 Month plus 1.640%), 7/1/48	1,583,374	1,636
4.000%, 4/1/34	1,364,681	1,420
4.000%, 1/1/35	120,457	126
4.000%, 1/1/36	191,360	200
4.000%, 10/1/36	1,237,665	1,292
4.000%, 3/1/37	624,570	652
4.000%, 8/1/44	654,535	683
4.000%, 6/1/48	19,673,384	20,530
4.000%, 10/1/48	26,117,092	26,949
4.000%, 11/1/48	5,229,245	5,395
4.000%, 4/10/49	9,600,000	9,883
4.500%, 6/1/39	127,830	138
4.500%, 7/1/39	139,590	151
5.000%, 6/1/44	2,217,383	2,415
5.000%, 5/1/48	6,242,508	6,779
Federal Home Loan Mortgage Corp., Series 2012-264, Class 30
3.000%, 7/15/42	9,496,907	9,469
Federal Home Loan Mortgage Corp., Series 2017-4742, Class PA
3.000%, 10/15/47	17,656,558	17,643
Federal Home Loan Mortgage Corp., Series 2018-4767, Class KA
3.000%, 3/15/48	5,009,312	5,066
Federal Home Loan Mortgage Corp., Series 2018-4786, Class DP
4.500%, 7/15/42	2,970,310	3,076
Federal Home Loan Mortgage Corp., Series 2018-4787, Class AK
3.000%, 5/15/48	8,115,512	8,016
Federal Home Loan Mortgage Corp., Series 2439, Class LH
6.000%, 4/15/32	410,712	460
Federal Home Loan Mortgage Corp., Series 356, Class 300
3.000%, 9/15/47	2,467,960	2,461
Federal Home Loan Mortgage Corp., Series 360, Class 300
3.000%, 11/15/47	5,778,602	5,783
Federal Home Loan Mortgage Corp., Series 4705, Class A
4.500%, 9/15/42	3,912,716	4,145
Federal Home Loan Mortgage Corp., Series 4763, Class CA
3.000%, 9/15/38	1,051,808	1,068
Federal Home Loan Mortgage Corp., Series 4796, Class AK
3.000%, 5/15/48	10,400,571	10,272
Federal Home Loan Mortgage Corp., Series 4802, Class A
3.000%, 6/15/48	9,810,905	9,718
Federal National Mortgage Association
2.953%, (ICE LIBOR USD 12 Month plus 1.599%), 8/1/47	2,176,669	2,200
3.000%, 11/1/46	4,283,295	4,319
3.126%, (ICE LIBOR USD 12 Month plus 1.620%), 3/1/47	3,105,036	3,147
3.500%, 9/1/33	437,540	450
3.500%, 8/1/34	1,029,943	1,059
3.500%, 5/1/36	4,003,753	4,118

Select Bond Portfolio

Structured Products (50.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
3.500%, 9/1/36	644,813	663
3.500%, 12/1/36	4,456,685	4,584
3.500%, 2/1/41	13,779,766	14,137
3.500%, 5/1/42	20,376,939	20,941
3.500%, 2/1/45	1,601,371	1,632
3.500%, 3/1/46	2,671,134	2,726
3.500%, 11/1/46	3,921,579	4,029
3.500%, 11/1/47	1,453,672	1,479
3.500%, 12/1/47	5,562,164	5,667
3.500%, 1/1/48	15,029,371	15,299
3.500%, 2/1/48	5,140,135	5,232
3.500%, 8/1/48	3,995,294	4,075
3.500%, 9/1/52	15,610,381	15,895
3.500%, 6/1/45	1,539,088	1,568
3.672%, (ICE LIBOR USD 12 Month plus 1.611%), 12/1/48	2,230,664	2,288
3.727%, (ICE LIBOR USD 12 Month plus 1.620%), 8/1/48	2,982,279	3,071
3.734%, (ICE LIBOR USD 12 Month plus 1.620%), 7/1/48	2,666,333	2,745
3.752%, (ICE LIBOR USD 12 Month plus 1.620%), 8/1/48	1,488,471	1,534
3.855%, (ICE LIBOR USD 12 Month plus 1.620%), 10/1/48	2,316,882	2,395
4.000%, 7/1/33	1,953,972	2,027
4.000%, 9/1/33	3,441,689	3,571
4.000%, 4/1/34	3,047,636	3,180
4.000%, 7/1/36	3,175,554	3,313
4.000%, 9/1/36	1,253,464	1,304
4.000%, 11/1/36	947,108	988
4.000%, 12/1/36	3,542,735	3,696
4.000%, 3/1/37	2,040,319	2,120
4.000%, 5/1/37	298,279	310
4.000%, 6/1/37	921,479	958
4.000%, 7/1/37	878,899	913
4.000%, 9/1/37	1,595,848	1,658
4.000%, 10/1/37	2,232,459	2,320
4.000%, 11/1/37	939,580	976
4.000%, 12/1/37	542,246	563
4.000%, 1/1/38	508,302	528
4.000%, 9/1/38	1,020,358	1,060
4.000%, 5/1/45	4,689,730	4,862
4.000%, 9/1/45	1,197,155	1,257
4.000%, 12/1/45	369,871	384
4.000%, 5/1/46	1,365,325	1,421
4.000%, 7/1/46	200,436	209
4.000%, 12/1/46	2,849,889	2,946
4.000%, 4/1/47	1,568,442	1,635
4.000%, 7/1/47	1,941,121	2,016
4.000%, 9/1/47	2,098,920	2,169
4.000%, 10/1/47	2,546,508	2,647
4.000%, 11/1/47	19,257,289	19,963
4.000%, 8/1/48	27,240,379	28,076
4.000%, 9/1/48	19,805,209	20,413
4.000%, 3/1/49	1,867,000	1,948
4.500%, 5/1/34	84,348	89
4.500%, 6/1/41	165,734	177
4.500%, 3/1/43	1,882,791	2,008
4.500%, 3/1/44	1,455,967	1,552
4.500%, 10/1/45	3,116,975	3,323

Structured Products (50.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.500%, 2/1/46	107,445	114
4.500%, 6/1/47	9,239,564	9,874
4.500%, 3/1/48	1,253,410	1,322
4.500%, 5/1/48	1,668,460	1,761
4.500%, 10/1/48	1,612,021	1,701
4.500%, 11/1/48	17,052,731	17,879
4.500%, 2/1/49	26,447,018	28,330
4.500%, 3/1/49	19,492,265	20,548
4.500%, 4/1/49	1,854,000	1,976
5.000%, 7/1/44	315,009	339
5.000%, 6/1/48	7,624,732	8,301
5.000%, 7/1/48	2,147,151	2,303
5.000%, 10/1/48	6,121,186	6,665
5.000%, 11/1/48	8,515,428	9,279
5.000%, 12/1/48	3,035,247	3,309
5.000%, 1/1/49	17,701,952	19,132
5.000%, 2/1/49	39,448,015	42,953
Federal National Mortgage Association Stripped, Series 414, Class A35
3.500%, 10/25/42	7,977,919	8,187
Federal National Mortgage Association TBA
3.500%, 4/1/49	44,000,000	44,610
4.000%, 4/1/49	33,800,000	34,769
4.500%, 4/1/49 Æ	1,885,000	2,017
4.500%, 4/1/49 Æ	2,136,000	2,292
Federal National Mortgage Association, Series 2013-30, Class CA
1.500%, 4/25/43	1,011,609	969
Federal National Mortgage Association, Series 2014-40, Class EP
3.500%, 10/25/42	1,645,470	1,699
Federal National Mortgage Association, Series 2017-13, Class PA
3.000%, 8/25/46	3,048,303	3,083
Federal National Mortgage Association, Series 2017-M7, Class A2
2.961%, (AFC), 2/25/27	1,102,000	1,104
Federal National Mortgage Association, Series 2018-12, Class P
3.000%, 3/25/46	3,607,143	3,609
Federal National Mortgage Association, Series 2018-14, Class KC
3.000%, 3/25/48	5,805,613	5,935
Federal National Mortgage Association, Series 2018-15, Class AB
3.000%, 3/25/48	1,263,818	1,257
Federal National Mortgage Association, Series 2018-38, Class LA
3.000%, 6/25/48	10,273,643	10,172
Federal National Mortgage Association, Series 2018-4, Class HC
2.500%, 12/25/47	2,989,109	2,948
Federal National Mortgage Association, Series 2018-43, Class CT
3.000%, 6/25/48	9,792,574	9,701
Federal National Mortgage Association, Series 2018-45, Class GA
3.000%, 6/25/48	21,250,520	21,052
Federal National Mortgage Association, Series 2018-50, Class BA
3.000%, 7/25/48	20,756,931	20,433

Select Bond Portfolio

Structured Products (50.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2018-56, Class CH
3.000%, 8/25/48	4,790,430	4,744
Federal National Mortgage Association, Series 2018-57, Class PT
3.000%, 8/25/48	3,665,311	3,616
Federal National Mortgage Association, Series 2018-59, Class DA
3.000%, 8/25/48	10,378,954	10,237
Federal National Mortgage Association, Series 2018-63, Class DA
3.500%, 9/25/48	2,918,702	2,994
Federal National Mortgage Association, Series 2018-8, Class KL
2.500%, 3/25/47	3,823,246	3,752
Government National Mortgage Association
3.500%, 9/20/45	17,172,025	17,582
3.500%, 5/20/46	2,103,752	2,156
3.500%, 7/20/46	8,395,357	8,622
3.500%, 1/20/47	1,713,190	1,754
3.500%, 1/20/48	13,917,400	14,237
4.000%, 12/20/47	10,301,961	10,645
4.000%, 3/20/48	1,382,225	1,430
4.000%, 4/20/48	4,534,854	4,695
4.000%, 5/20/49 Æ	2,542,000	2,621
4.500%, 8/15/47	1,193,825	1,262
4.500%, 12/20/48	6,245,992	6,516
4.500%, 1/20/49	3,620,280	3,764
4.500%, 2/20/49	6,491,314	6,900
4.500%, 3/20/49	4,160,000	4,378
5.000%, 12/20/39	138,346	151
5.000%, 11/20/45	272,116	296
5.000%, 3/20/48	17,366,779	18,205
5.000%, 6/20/48	8,354,257	8,775
5.000%, 11/20/48	18,119,683	18,984
5.000%, 12/20/48	26,384,052	27,674
5.000%, 1/20/49	15,790,638	16,627
5.000%, 2/20/49	15,438,696	16,204
5.000%, 3/20/49	1,770,000	1,858
5.000%, 4/20/49	8,602,000	9,027
5.000%, 5/20/49 Æ	2,090,000	2,193
Government National Mortgage Association TBA
4.000%, 4/17/49	7,900,000	8,160
4.000%, 5/21/49	18,000,000	18,575
5.000%, 4/17/49	600,000	627
Government National Mortgage Association, Series 2012-141, Class WA
4.529%, 11/16/41	952,492	1,030
Government National Mortgage Association, Series 2017-167, Class BQ
2.500%, 8/20/44	4,542,551	4,540
Government National Mortgage Association, Series 2019-20, Class JK
3.500%, 2/20/49	12,566,374	12,749
GS Mortgage Securities Trust, Series 2012- GCJ7, Class AAB
2.935%, 5/10/45	228,699	229
GS Mortgage Securities Trust, Series 2014- GC18, Class A3
3.801%, 1/10/47	953,024	984

Structured Products (50.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
GS Mortgage Securities Trust, Series 2015-GC34, Class A4
3.506%, 10/10/48	1,483,000	1,521
GS Mortgage Securities Trust, Series 2016-GS3, Class A4
2.850%, 10/10/49	1,160,000	1,142
GS Mortgage Securities Trust, Series 2016-GS3, Class AAB
2.777%, 10/10/49	1,740,000	1,733
GS Mortgage Securities Trust, Series 2017-GS6, Class A3
3.433%, 5/10/50	2,645,000	2,682
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.430%, 8/10/50	1,610,000	1,631
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1
5.314%, 1/25/51 144A	4,339,948	4,703
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class A4
3.483%, 6/15/45	1,917,000	1,944
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2013-C13, Class A2
2.665%, 1/15/46	89,408	89
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2014-C20, Class A2
2.871%, 7/15/47	292,695	292
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP2, Class A1
1.324%, 8/15/49	1,117,094	1,101
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP2, Class ASB
2.713%, 8/15/49	1,805,000	1,792
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2017-JP5, Class ASB
3.548%, 3/15/50	3,358,000	3,458
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class ASB
3.732%, 1/15/49	1,413,000	1,462
JP Morgan Mortgage Trust, Series 2016-5, Class A1
2.634%, (AFC), 12/25/46 144A	1,566,477	1,550
JP Morgan Mortgage Trust, Series 2017-5, Class A1
3.178%, (CSTR), 10/26/48 144A	14,389,459	14,384
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A4
3.669%, 9/15/47	1,323,000	1,367
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2
2.773%, 10/15/48	928,451	927
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3
2.912%, 10/15/48	6,101,000	6,067

Select Bond Portfolio

Structured Products (50.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A4
3.769%, 12/15/48	838,000	871
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5
3.576%, 3/15/49	1,074,000	1,104
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class ASB
3.282%, 7/15/50	1,306,000	1,327
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR4, Class A5
4.029%, 3/10/52	3,006,000	3,184
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.693%, 3/15/50	2,700,000	2,803
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class ASB
3.491%, 3/15/50	463,000	475
JPMDB Commercial Mortgage Securities Trust, Series 2018 C8, Class ASB
4.145%, 6/15/51	1,453,000	1,547
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1
5.250%, 12/25/24	113,502	114
MASTR Asset Securitization Trust, Series 2004-9, Class 6A1
5.000%, 9/25/19	1,048	1
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C20, Class A4
3.249%, 2/15/48	434,000	440
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.635%, 10/15/48	1,477,000	1,525
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4
3.753%, 12/15/47	393,000	408
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28, Class A4
3.544%, 1/15/49	774,000	793
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4
2.600%, 9/15/49	2,865,000	2,769
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class ASB
2.729%, 9/15/49	5,519,000	5,473

Structured Products (50.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A1
1.445%, 8/15/49	1,415,107	1,395
Morgan Stanley Capital I Trust, Series 2016-UB11, Class ASB
2.606%, 8/15/49	1,289,000	1,270
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A1
1.711%, 3/15/49	873,745	863
Morgan Stanley Capital I Trust, Series 2019-L2, Class A4
4.071%, 3/15/52	1,061,000	1,129
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1
3.600%, (AFC), 4/25/49 144A	2,026,000	2,036
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1
4.500%, 10/25/19	3,713	4
Sequoia Mortgage Trust, Series 2013-5, Class A2
3.000%, (CSTR, AFC), 5/25/43 144A	2,198,428	2,161
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4
3.525%, 5/10/63	1,832,000	1,873
Verus Securitization Trust, Series 2019-1, Class A1
3.836%, (AFC), 2/25/59 144A	1,856,002	1,870
Verus Securitization Trust, Series 2019-INV1, Class A1
3.402%, (AFC), 12/25/59 144A	2,625,000	2,624

Total		1,224,970

Total Structured Products (Cost: $1,538,191)		1,554,212

Short-Term Investments (1.2%)
Money Market Funds (1.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.390%#	38,223,484	38,223

Total		38,223

Total Short-Term Investments (Cost: $38,223)		38,223

Total Investments (104.1%) (Cost: $3,148,388)@		3,195,538

Other Assets, Less Liabilities (-4.1%)		(126,521)

Net Assets (100.0%)		3,069,017

Securities Sold Short

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Government National Mortgage Association TBA	5.000%	4/17/49	$(10,100)	$(10,537)	$(10,551)

			$(10,100)	$(10,537)	$(10,551)

Select Bond Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the value of these securities (in thousands) was $355,989 representing 11.6% of the net assets.

b

Cash or securities with an aggregate value of $53,950 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2019.

Æ	Security valued using significant unobservable inputs.
#	7-Day yield as of 3/31/2019.
@

At March 31, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $3,137,851 and the net unrealized appreciation of investments based on that cost was $47,136 which is comprised of $52,311 aggregate gross unrealized appreciation and $5,175 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Municipal Bonds	$—	$16,582	$—
Corporate Bonds	—	710,720	—
Governments	—	875,801	—
Structured Products
Mortgage Securities	—	1,215,847	9,123
All Others	—	329,242	—
Short-Term Investments	38,223	—	—

Total Assets:	$38,223	$3,148,192	$9,123

Liabilities:
Other Financial Instruments^
Securities Sold Short	—	(10,551)	—

Total Liabilities:	$—	$(10,551)	$—

^

Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Offshore
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand